Restricted Assets (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Assets (Textual)
Restricted Assets	$ 64,915	$ 130,924	$ 0
Short-term Loans	18,857,820	15,416,339	6,062,434
Hubei Bank [Member]
Restricted Assets (Textual)
Short-term Loans		1,309,243
Agricultural Development Bank Of China [Member]
Restricted Assets (Textual)
Restricted Assets	$ 1,622,876